Other Assets (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Other Assets
Other Assets
The components of other assets are as follows:

As at Dec. 31	2018	2017
South Hedland prepaid transmission access and distribution costs	72	75
Deferred licence fees	11	13
Project development costs	47	53
Deferred service costs	12	15
Long-term prepaids and other assets	53	44
Loan receivable	37	33
Keephills Unit 3 transmission deposit	2	4
Total other assets	234	237

South Hedland prepaid electricity transmission and distribution costs are costs that are amortized on a straight-line basis over the South Hedland PPA contract life.

Deferred licence fees consist primarily of licences to lease the land on which certain generating assets are located, and are amortized on a straight-line basis over the useful life of the generating assets to which the licences relate.

Project development costs are primarily comprised of the Corporation’s Sundance 7 project in Alberta and project costs for the Pioneer Pipeline project (Note 4(A)). In December 2015, the Corporation repurchased its partner’s 50 per cent share in TAMA Power, the jointly controlled entity developing the Sundance 7 project, for consideration of $10 million, payable in four years and an option for its partner to re-enter the development projects of TAMA Power at accumulated cost during this period. Some projects were written off in 2018 as they are no longer proceeding (see Note 7(B)).

Deferred service costs are TransAlta’s contracted payments for shared capital projects required at the Genesee Unit 3 and Keephills Unit 3 sites. These costs are amortized over the life of these projects.

Long-term prepaids and other assets include the funded portion of the TransAlta Energy Transition Bill commitments discussed in Note 33.

The loan receivable relates to the advancement by the Corporation's subsidiary, Kent Hills Wind LP, of $37 million (2017 - $38 million) (net) of the Kent Hills Wind bond financing proceeds to its 17 per cent  partner.  The loan bears interest at 4.55 per cent, with interest payable quarterly, commencing on Dec. 31, 2017, is unsecured and matures on Oct. 2, 2022. The current portion of nil (2017 - $5 million) is included in accounts receivable and the long-term portion of the $37 million (2017 - $33 million) is included in other assets.

The Keephills Unit 3 transmission deposit is TransAlta’s proportionate share of a provincially required deposit. The full amount of the deposit is anticipated to be reimbursed over the next four years to 2021, as long as certain performance criteria are met.